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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER	JOHN C. MILES, ESQ.
MILES FUNDS,INC.	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 6/30/2013

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

IMMF - Institutional Money Market Fund				6/30/2013

				% of
Principal		Description	Amortized Cost	Net Assets

Govt & Agency Sec
5,000,000.00		FHLB	5,034,977.70	5.3
		4.000% Due 09/06/13
		3133XRX88
2,000,000.00		FHLMC Var (FED+21)	1,999,861.26	2.1
		Var Due 09/12/13
		3134G2K43
300,000.00		FFCB Var (FED+14)	299,911.55	0.32
		Var Due 10/15/13
		31331KHB9
1,500,000.00		FHLB	1,515,378.96	1.59
		3.625% Due 10/18/13
		3133XSAE8
6,000,000.00		FHLB	5,998,380.00	6.31
		0.100% Due 01/06/14
		313383M24
2,300,000.00		FFCB Var (Prime)	2,300,152.71	2.42
		0.150% Due 03/11/14
		3133ECHM9
6,000,000.00		FFCB Var (Prime)	6,000,453.15	6.31
		0.150% Due 04/01/14
		3133ECK86
4,000,000.00		FHLB	4,006,129.16	4.22
		0.375% Due 06/12/14
		313379TL3
3,400,000.00		FNMA Var (Prime)	3,406,394.24	3.58
		0.360% Due 06/23/14
		3135G0BQ5
500,000.00		FFCB Var (FED+18)	499,634.68	0.53
		Var Due 07/14/14
		31331KQZ6
2,000,000.00		FFCB Var (1ML+1)	1,999,733.96	2.1
		Var Due 10/24/14
		31331KJ84
33,000,000.00	TOTAL	Govt & Agency Sec	33,061,007.37	34.79

Repurchase Agreement
25,784,822.00		South Street Repo	25,784,822.00	27.13
		0.25% due 7/ 1/13
25,784,822.00	TOTAL	Repurchase Agreement	25,784,822.00	27.13

Short-Term Invest
245,000.00		Bank Iowa	245,000.00	0.26
		14521 - 0.200%
245,000.00		Bank of the West	245,000.00	0.26
		03514 - 0.300%
245,000.00		Boone Bank & Trust	245,000.00	0.26
		33552 - 0.150%
245,000.00		Cent S Bk-St Cent IM	245,000.00	0.26
		10903 - 1.000%
245,000.00		Citizens St Bk-Pocah	245,000.00	0.26
		26720 - 0.400%
245,000.00		Comm Svgs-Manchester	245,000.00	0.26
		14633 - 0.520%
245,000.00		Comm Bank of Oelwein	245,000.00	0.26
		34857 - 0.600%
245,000.00		Fidelity Bank-Huxley	245,000.00	0.26
		14251 - 0.300%
245,000.00		First Community Bank	245,000.00	0.26
		14904 - 0.200%
245,000.00		FNB-Creston	245,000.00	0.26
		04444 - 0.400%
245,000.00		FNB-Sioux Center	245,000.00	0.26
		04503 - 0.400%
245,000.00		Iowa State Bank	245,000.00	0.26
		15808 - 0.300%
245,000.00		Nationwide Bk-Columb	245,000.00	0.26
		34710 - 0.300%
245,000.00		Northwest Bk Spencer	245,000.00	0.26
		32647 - 0.400%
245,000.00		Treynor State Bk-IM	245,000.00	0.26
		14812 - 0.500%
30,028,478.76		Federal Insured Cash	30,028,478.76	31.6
		0.1998% (over 15.5)
245,000.00		Whitney Bank, LA CD	245,000.00	0.26
		33029 0.15% 08/22/13
245,000.00		Everbank, FL CD	245,000.00	0.26
		34775 0.40% 08/29/13
245,000.00		Wex Bank, UT CD	245,000.00	0.26
		34697 0.40% 08/30/13
245,000.00		Beal Bank, TX CD	245,000.00	0.26
		32574 0.40% 11/06/13
245,000.00		Discover Bank, DE CD	245,000.00	0.26
		05649 0.35% 11/07/13
245,000.00		BMW Bank, UT CD	245,000.00	0.26
		35141 0.35% 11/14/13
245,000.00		Synovus Bank, GA CD	245,000.00	0.26
		00873 0.35% 11/15/13
245,000.00		Bank Baroda, NY CD	245,000.00	0.26
		33681 0.65% 11/29/13
500,000.00		CDARS Treynor St Bk	500,000.00	0.53
		0.350% Due 12/05/13
1,000,000.00		CDARS Treynor St Bk	1,000,000.00	1.05
		0.350% Due 12/12/13
245,000.00		Citibank NA, SD CD	245,000.00	0.26
		07213 0.25% 12/16/13
1,010,022.31		CDARS Treynor St Bk	1,010,022.31	1.06
		0.350% Due 12/26/13
246,599.47		City State Bank CD	246,599.47	0.26
		16438 0.55% 01/27/14
245,000.00		FifthThird Bk, OH CD	245,000.00	0.26
		06672 0.40% 02/06/14
250,000.00		Freedom Financial CD	250,000.00	0.26
		35031 0.50% 02/07/14
245,000.00		GE Capital Bk CD, UT	245,000.00	0.26
		33778 0.20% 03/07/14
245,000.00		Great Western Bk CD	245,000.00	0.26
		15289 0.25% 03/12/14
250,000.00		First Nat'l Bk,TX CD	250,000.00	0.26
		14318 0.70% 03/21/14
245,000.00		Beal Bank, NV CD	245,000.00	0.26
		57833 0.25% 04/02/14
245,000.00		Mizuho Corp Bk,NY CD	245,000.00	0.26
		21843 0.25% 05/01/14
245,000.00		GE Cap Retail, UT CD	245,000.00	0.26
		27314 0.36% 05/02/14
245,000.00		Customers Bk, PA CD	245,000.00	0.26
		34444 0.26% 05/06/14
245,000.00		Bank of India, NY CD	245,000.00	0.26
		33648 0.40% 05/07/14
246,963.70		Newburyport Bank CD	246,963.70	0.26
		90251 0.35% 05/29/14
245,000.00		Medallion Bank,UT CD	245,000.00	0.26
		57449 0.30% 06/13/14
245,000.00		Safra Nat'l , NY CD	245,000.00	0.26
		26876 0.30% 06/13/14
245,000.00		Transport Alli Bk CD	245,000.00	0.26
		34781 0.35% 06/13/14
		89387W6B6
42,107,064.24	Total	Short-Term Invest	42,107,064.24	44.31

100,891,886.24		TOTAL PORTFOLIO	100,952,893.61	106.23

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF August 13, 2013, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

   David W. Miles, President

   August 13, 2013

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

David W. Miles, President, Principal Executive Officer

August 13, 2013

Amy M. Mitchell, Treasurer, Principal Financial and Accounting Officer

August 13, 2013